Acquisition	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Acquisition
6.

Acquisition
A.

Westinghouse Electric Company (Westinghouse)
On November 7, 2023, Cameco acquired a 49 % interest in Westinghouse, one of the world’s largest nuclear services businesses, in partnership with Brookfield Asset Management alongside its publicly listed affiliate Brookfield Renewable
Partners (Brookfield) and its institutional partners. Brookfield, with its institutional partners, owns the other 51%. The acquisition represents an investment in additional nuclear fuel cycle assets that the Company expects will augment the core of its business.
During the year, the purchase price was finalized with amounts released from escrow, resulting in Cameco’s share of the
purchase price being reduced by $ 6,063,000

($
4,434,000

US)). To finance its
49 % share of the purchase price,
$ 2,938,998,000

($
2,135,871,000

(US)), Cameco used a combination of cash, debt and equity. The Company used
$ 2,113,398,000

($
1,535,871,000

(US)) of cash and $
825,600,000

($
600,000,000

(US)) in term loans (see note 14). In 2022,
Cameco had issued 34,057,250

common shares pursuant to a public offering to help fund the acquisition.

The purchase price was allocated to the underlying assets and liabilities assumed based on their fair values at the date of acquisition. During the fourth quarter, the measurement period ended and the purchase price allocation was finalized.
Including insignificant measurement period adjustments, the final values assigned to Cameco’s share of the net assets acquired were as follows:
USD CAD
Preliminary Final
Final

Net assets acquired allocation Adjustments allocation
allocation

Cash and cash equivalents $ 254,800 $ 1,124 $ 255,924 $ 352,151
Other current assets 938,413 12,187 950,600 1,308,026
Property, plant and equipment 787,278 10,249 797,527 1,097,397
Intangible assets 2,852,780 (13,230) 2,839,550 3,907,221
Goodwill 568,631 9,059 577,690 794,940
Non-current assets 346,891 83 346,974 477,437
Current portion of long-term debt (167,886) (557) (168,443) (231,777)
Other current liabilities (996,735) (19,137) (1,015,872) (1,397,840)
Long-term debt (1,686,607) (2,971) (1,689,578) (2,324,860)
Other non-current liabilities (757,260) (1,241) (758,501) (1,043,697)
Total $ 2,140,305 $ (4,434) $ 2,135,871 $ 2,938,998
Cash 1,540,305 (4,434) 1,535,871 2,113,398
Term

loans [note 14]
600,000 - 600,000 825,600
Total $ 2,140,305 $ (4,434) $ 2,135,871 $ 2,938,998
Fair values were determined using a number of different valuation methodologies depending on the characteristics of the assets being valued. Methods included discounted cash flows, relief from royalty and multi-period excess earnings, quoted market prices and the direct cost method.

Intangible assets include customer relationships and contracts, developed technology, the Westinghouse trade name and
product development costs. Goodwill reflects the value assigned to the expected future earnings capabilities of the organization. This is the earnings potential that we anticipate will be realized through new business arrangements.